Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Oregon Intermediate Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	COEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Email	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in housing, airport, utility and education bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Strong security selection in AA rated bonds was a positive contributor to benchmark-relative performance.
Sector allocation
| Overweights to the pre-refunded and housing sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer-intermediate maturity bonds (10 years and longer) detracted, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection in the transportation and pre-refunded sectors detracted from relative performance.
Credit quality security selection
| Security selection in AAA and A rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AA bonds and underweights to A and BBB bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	0.82	(0.24)	1.35
Class A (including sales charges)	(2.22)	(0.85)	1.04
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 285,046,389
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,403,974
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 285,046,389
Total number of portfolio holdings	187
Management services fees (represents 0.47% of Fund average net assets)	$ 1,403,974
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	CMBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in housing, airport, utility and education bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Strong security selection in AA rated bonds was a positive contributor to benchmark-relative performance.
Sector allocation
| Overweights to the pre-refunded and housing sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer-intermediate maturity bonds (10 years and longer) detracted, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection in the transportation and pre-refunded sectors detracted from relative performance.
Credit quality security selection
| Security selection in AAA and A rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AA bonds and underweights to A and BBB bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	1.07	0.01	1.60
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 285,046,389
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,403,974
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 285,046,389
Total number of portfolio holdings	187
Management services fees (represents 0.47% of Fund average net assets)	$ 1,403,974
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CODRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in housing, airport, utility and education bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Strong security selection in AA rated bonds was a positive contributor to benchmark-relative performance.
Sector allocation
| Overweights to the pre-refunded and housing sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer-intermediate maturity bonds (10 years and longer) detracted, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection in the transportation and pre-refunded sectors detracted from relative performance.
Credit quality security selection
| Security selection in AAA and A rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AA bonds and underweights to A and BBB bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	1.10	0.04	1.63
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 285,046,389
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,403,974
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 285,046,389
Total number of portfolio holdings	187
Management services fees (represents 0.47% of Fund average net assets)	$ 1,403,974
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CORYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in housing, airport, utility and education bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Strong security selection in AA rated bonds was a positive contributor to benchmark-relative performance.
Sector allocation
| Overweights to the pre-refunded and housing sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer-intermediate maturity bonds (10 years and longer) detracted, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection in the transportation and pre-refunded sectors detracted from relative performance.
Credit quality security selection
| Security selection in AAA and A rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AA bonds and underweights to A and BBB bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	1.15	0.09	1.67
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Bloomberg Municipal Bond Index	0.00	0.13	2.11
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 285,046,389
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,403,974
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 285,046,389
Total number of portfolio holdings	187
Management services fees (represents 0.47% of Fund average net assets)	$ 1,403,974
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

Columbia Oregon Intermediate Municipal Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Class S
Trading Symbol	CMBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of October 2, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 45 (a)	0.55% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 45	[1]
Expense Ratio, Percent	0.55%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in housing, airport, utility and education bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Strong security selection in AA rated bonds was a positive contributor to benchmark-relative performance.
Sector allocation
| Overweights to the pre-refunded and housing sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer-intermediate maturity bonds (10 years and longer) detracted, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection in the transportation and pre-refunded sectors detracted from relative performance.
Credit quality security selection
| Security selection in AAA and A rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AA bonds and underweights to A and BBB bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	1.07	0.01	1.60
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Bloomberg Municipal Bond Index	0.00	0.13	2.11
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 285,046,389
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,403,974
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 285,046,389
Total number of portfolio holdings	187
Management services fees (represents 0.47% of Fund average net assets)	$ 1,403,974
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.